OTHER INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other intangible assets
Amortization expense	$ 427,900,000	$ 454,000,000	$ 399,800,000
Other intangible assets
Amortized intangible assets
Amortized intangible assets, Accumulated amortization	(1,580,178,000)	(1,537,088,000)
Total	1,207,538,000
Other intangible assets
Total other intangible assets, Gross carrying value	2,822,300,000	2,906,705,000
Amortized intangible assets, Accumulated amortization	(1,580,178,000)	(1,537,088,000)
Total other intangible assets, Net carrying value	1,242,122,000	1,369,617,000
Amortization expense	427,900,000	454,000,000	399,800,000
Estimated amortization expense in the year ended December 31,
2013	441,000,000
2014	288,930,000
2015	171,420,000
2016	103,230,000
2017	52,510,000
Thereafter	150,448,000
Total	1,207,538,000
Intangible assets excluding lincencins agreement prepayments
Amortized intangible assets
Amortized intangible assets, Gross carrying value	2,787,716,000	2,743,229,000
Amortized intangible assets, Accumulated amortization	(1,580,178,000)	(1,537,088,000)
Total	1,207,538,000	1,206,141,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(1,580,178,000)	(1,537,088,000)
Estimated amortization expense in the year ended December 31,
Total	1,207,538,000	1,206,141,000
Billing and telecommunication software
Amortized intangible assets
Useful lives	4 years	4 years
Amortized intangible assets, Gross carrying value	1,684,409,000	1,668,715,000
Amortized intangible assets, Accumulated amortization	(1,133,959,000)	(1,042,773,000)
Total	550,450,000	625,942,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(1,133,959,000)	(1,042,773,000)
Estimated amortization expense in the year ended December 31,
Total	550,450,000	625,942,000
Billing and telecommunication software | Minimum
Amortized intangible assets
Useful lives	13 months
Billing and telecommunication software | Maximum
Amortized intangible assets
Useful lives	240 months
Acquired customer base
Amortized intangible assets
Amortized intangible assets, Gross carrying value	295,902,000	269,486,000
Amortized intangible assets, Accumulated amortization	(99,542,000)	(68,741,000)
Total	196,360,000	200,745,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(99,542,000)	(68,741,000)
Estimated amortization expense in the year ended December 31,
Total	196,360,000	200,745,000
Acquired customer base | Minimum
Amortized intangible assets
Useful lives	60 months
Acquired customer base | Maximum
Amortized intangible assets
Useful lives	372 months
Rights to use radio frequencies
Amortized intangible assets
Amortized intangible assets, Gross carrying value	314,845,000	353,776,000
Amortized intangible assets, Accumulated amortization	(126,467,000)	(138,546,000)
Total	188,378,000	215,230,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(126,467,000)	(138,546,000)
Estimated amortization expense in the year ended December 31,
Total	188,378,000	215,230,000
Rights to use radio frequencies | Minimum
Amortized intangible assets
Useful lives	24 months
Rights to use radio frequencies | Maximum
Amortized intangible assets
Useful lives	180 months
Accounting software
Amortized intangible assets
Amortized intangible assets, Gross carrying value	121,557,000	141,084,000
Amortized intangible assets, Accumulated amortization	(70,412,000)	(98,672,000)
Total	51,145,000	42,412,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(70,412,000)	(98,672,000)
Estimated amortization expense in the year ended December 31,
Total	51,145,000	42,412,000
Accounting software | Minimum
Amortized intangible assets
Useful lives	13 months
Accounting software | Maximum
Amortized intangible assets
Useful lives	60 months
Numbering capacity with finite contractual life
Amortized intangible assets
Amortized intangible assets, Gross carrying value	118,999,000	75,803,000
Amortized intangible assets, Accumulated amortization	(71,656,000)	(70,979,000)
Total	47,343,000	4,824,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(71,656,000)	(70,979,000)
Estimated amortization expense in the year ended December 31,
Total	47,343,000	4,824,000
Numbering capacity with finite contractual life | Minimum
Amortized intangible assets
Useful lives	24 months
Numbering capacity with finite contractual life | Maximum
Amortized intangible assets
Useful lives	120 months
Office software
Amortized intangible assets
Amortized intangible assets, Gross carrying value	166,277,000	123,452,000
Amortized intangible assets, Accumulated amortization	(63,445,000)	(72,752,000)
Total	102,832,000	50,700,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(63,445,000)	(72,752,000)
Estimated amortization expense in the year ended December 31,
Total	102,832,000	50,700,000
Office software | Minimum
Amortized intangible assets
Useful lives	13 months
Office software | Maximum
Amortized intangible assets
Useful lives	120 months
Other
Amortized intangible assets
Amortized intangible assets, Gross carrying value	85,727,000	110,913,000
Amortized intangible assets, Accumulated amortization	(14,697,000)	(44,625,000)
Total	71,030,000	66,288,000
Other intangible assets
Amortized intangible assets, Accumulated amortization	(14,697,000)	(44,625,000)
Estimated amortization expense in the year ended December 31,
Total	71,030,000	66,288,000
Other | Minimum
Amortized intangible assets
Useful lives	12 months
Other | Maximum
Amortized intangible assets
Useful lives	120 months
Prepayments for intangible assets
Unamortized intangible assets
Unamortized intangible assets, Net carrying value	34,584,000	84,985,000
Numbering capacity with indefinite contractual life
Unamortized intangible assets
Unamortized intangible assets, Net carrying value		78,491,000
Other intangible assets
Reclassification of indefinite-lived intangible assets to finite- lived intangible assets under law on retention of the cellphone number	42,700,000
Impairment on indefinite- lived intangible assets	$ 36,100,000